EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared dividends (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 20, 2024 COP ($) $ / shares shares	Dec. 31, 2023 COP ($) installment $ / shares shares	Dec. 31, 2022 COP ($) $ / shares shares	Dec. 31, 2021 COP ($) installment $ / shares shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [abstract]
Net income for the period | $	$ 723,037	$ 2,541,179	$ 3,502,758	$ 2,399,001
Declared dividends information	To distribute a cash profit of Ps. 2 per share per month during the months of April 2024 to March 2025, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.
Declared dividends		$ 43.20	$ 54	$ 54.00
Number of shares outstanding | shares	23,743,475,754	23,743,475,754	23,743,475,754	22,281,017,159	22,281,017,159
Dividends payable, shares, ratio			0.07286861
Dividends payable, shares to be issued, maximum | shares			1,623,586,385
Dividends payable, shares to be issued, unit price			$ 741.06
Number of installments, dividend payable | installment		12		12
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share, per installment	$ 2	$ 3.60		$ 4.50
Total declared dividends | $	$ 569,843	$ 1,025,718	$ 1,203,175	$ 1,203,175